Condensed Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,446,061	$ 1,654,171	$ 1,740,989
Accounts receivable, net	298,131	445,892	433,856
Inventory, net	211,298	190,854	109,073
Prepaid expenses and other current assets	108,831	152,502	265,196
Total Current Assets	2,064,321	2,443,419	2,549,114
Property and equipment, net	171,541	262,480	466,772
Intangible assets, net	80,017	94,328	185,117
Other Assets	41,616	33,741	27,501
Total Assets	2,357,495	2,833,968	3,228,504
Current Liabilities:
Accounts payable	452,036	609,957	485,401
Accrued expenses	311,017	369,383	177,943
Convertible promissory note	322,000	322,000	322,000
Total Current Liabilities	1,085,053	1,301,340	985,344
Long-term portion of convertible notes	3,933,795	2,573,979	0
Total Liabilities	5,018,848	3,875,319	985,344
Stockholders' Deficit:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, zero and zero shares issued and outstanding at June 30, 2015 and December 31, 2014 respectively	0	0	0
Common stock, $.0001 par value; 200,000,000 and 200,000,000 shares authorized; 74,700,562 and 64,818,243 shares issued and outstanding at June 30, 2015, and December 31, 2014	7,475	6,482	5,240
Additional paid-in capital	32,870,001	28,966,269	21,948,920
Stock subscription receivable			(175,000)
Accumulated other comprehensive loss	(6,091)	(2,236)	1,268
Accumulated deficit	(35,532,738)	(30,011,866)	(19,505,767)
Total			2,274,661
Less: Treasury Stock, at cost, 23,334 shares			(31,501)
Total Stockholders' Deficit	(2,661,353)	(1,041,351)	2,243,160
Total Liabilities and Stockholders' Deficit	$ 2,357,495	$ 2,833,968	$ 3,228,504